INCOME TAX (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 56,984	$ 55,927
Deferred tax liabilities	(201,250)	(215,782)
Net deferred tax liabilities	(144,266)	(159,855)
Net deferred tax liabilities	(144,266)	(159,855)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	159,855	167,619
Deferred income tax recovery through income statement	(26,165)	(10,057)
Deferred income tax expense through equity	10,576	2,293
Ending balance	144,266	159,855
Reclamation and closure cost obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,377	15,011
Carried forward tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,479	16,043
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	25,282	16,747
Deductibility of resource taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	182	154
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,664	7,972
Mineral properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(159,319)	(193,646)
Mining and foreign withholding taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(243)	(1,124)
Equipment and buildings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(15,938)	(5,941)
Convertible debenture
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(11,371)	(406)
Inflation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(196)	(598)
Other deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (14,183)	$ (14,067)